Debt - eOne IP Credit Facility - Narrative (Details) - Secured Debt - Line of Credit - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 850.0
eOne IP Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 340.0
Periodic payment, principal	$ 8.5
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)		6.58%